Emergence From Chapter Eleven (Detail) (USD $)	1 Months Ended				1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended
	Feb. 24, 2012	Dec. 31, 2011	Dec. 31, 2012 Common Class A [Member]	Feb. 24, 2012 Common Class A [Member]	Feb. 24, 2012 Common Class C [Member]	Dec. 31, 2012 Common Class C [Member]	Feb. 24, 2012 Common Class B [Member]	Dec. 31, 2012 Common Class B [Member]	Feb. 24, 2012 Second Lien Notes
Emergence From Chapter Eleven [Line Items]
Issuance of common stock			44,793,255	44,793,255	12,966,366	12,966,366	31,464,548	31,464,548
Common stock par value per share	$ 0.01		$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01	$ 0.01
Aggregate principal amount of senior secured notes	$ 283,500,000	$ 283,483,000							$ 75,000,000
Interest rate of senior note	10.00%								12.00%
Secured note maturity date									2017
Aggregate cash consideration					60,000,000	10,000,000	25,000,000	25,000,000
Issuance of warrant to purchase							15,737,294
Issuance of Convertible Preferred Stock	64,831,831
Convertible Preferred Stock issuance at par value	$ 0.01
Cash consideration of preferred stock	50,000,000
Cash consideration of common stock					$ 10,000,000
Issuance of additional common stock					3,144,000	3,144,000